Impairment losses and other provisions (Tables)	12 Months Ended
Mar. 31, 2020
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Summary of Approach And Key Assumptions Used To Determine CGU FVLCD	The approach and key (unobservable (level 3)) assumptions used to determine the CGU’s FVLCD were as follows:

As at March 31,
2020
Enterprise value to Sales multiple	0.75

Tata Motors European Technical Center PLC [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Summary of Impairment Losses of Passenger Vehicle Segment And Assets In Subsidiaries
The Company has impaired the entire carrying value of following non current assets in the books of TMETC:

As at March 31, 2020
(in millions)
Property, plant and equipment (refer note 13)	497.4
Right of use assets (refer note 14)	2,473.8
Other intangible assets (refer note 16(a))	3.7

Total	2,974.9

Passenger Vehicle Segment [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Summary of Impairment Losses of Passenger Vehicle Segment And Assets In Subsidiaries
The impairment loss of
R
s
.

4,454.8 million has been allocated to the carrying value of
non-current
assets on a
pro-rated
basis as follows:

As at March 31, 2020
(in millions)
Property, plant and equipment (refer note 13)	2,215.0
Right of use assets (refer note 14)	144.3
Other intangible assets (refer note 16(a))	2,095.5

Total	4,454.8